Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 07, 2021	Dec. 31, 2020
Fair value measurements
Cash and cash equivalents	$ 377,542		$ 235,630
Short-term investments	634,158		199,546
Warrant (Note 20)	2,452	$ 15,000
Level 1
Fair value measurements
Cash and cash equivalents	377,542		235,630
Short-term investments	634,158		$ 199,546
Level 2
Fair value measurements
Warrant (Note 20)	$ 2,452